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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number       811-8644
     Variable Insurance Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH	43219

(Address of principal executive offices)	(Zip code)
     BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code:      614-470-8000
Date of fiscal year end:      December 31
Date of reporting period:      June 30, 2005
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Fund seeks long-term capital appreciation through investments and advocacy that promote the American system of free enterprise.

Semi-Annual Report

Dated June 30, 2005

FREE ENTERPRISE ACTION FUND

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-766-3960 or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Fund files a Form N-Q with the SEC no more than sixty days after the Fund’s first and third quarters of its fiscal year. Form N-Q includes a schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found on the SEC’s website at http://www.sec.gov. The Fund’s N-Q filings may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 800-SEC-0330 for information on the operation of the Public Reference Room.

This report must be preceded or accompanied by a prospectus of the Fund. The prospectus contains more complete information, including investment objective, risks, fees and expenses and should be read carefully before investing or sending any money.

Action Fund Management, LLC (“AFM”) serves as Investment Adviser to the Fund and receives a fee for their services. BISYS Fund Services, L.P. serves as Distributor for the Fund.

Free Enterprise Action Fund, like all mutual funds:

• Is NOT FDIC insured
• Has no bank guarantee
• May lose value

(This Page Intentionally Left Blank)

FREE ENTERPRISE ACTION FUND

Letter to Shareholders

Dear Shareholder,

We are pleased to present the enclosed semi-annual report for the Free Enterprise Action Fund. It contains information on Fund strategy and investments, as well as performance for the Fund’s first four months of operation, ending June 30, 2005.

Performance

Although the broad market was slightly down for the period, the Fund achieved its goal of tracking the market’s performance as reflected by the S&P 500 Index1. Higher oil prices and the Federal Reserve’s tightening campaign are seen as notable contributors to the market’s listless performance.

Advocacy

The Fund commenced sustained advocacy efforts in two key areas: (1) financial services companies permitting anti-business activists to dictate lending policies and (2) companies being pressured by global warming activists.

Although the Fund didn’t commence operations until well into the 2005 annual meeting season and so was not able to introduce any shareholder resolutions, we participated in the JPMorgan Chase & Co. annual meeting and elicited from the Chairman an apparent reversal of the bank’s announcement that it would lobby the Bush administration for national limits on greenhouse gas emissions. We have also requested that JPMorgan Chase’s Audit Committee conduct a detailed analysis of the new policy’s costs to shareholders.

Our advocacy concerning JPMorgan Chase’s capitulation to anti-business activists was captured in media reports including print stories in the Wall Street Journal (April 25), American Banker (May 20) and National Review (July 4), and a television interview on CNBC’s Kudlow & Co. (March 28).

As the three largest U.S. banks (Citigroup, Bank of America and JPMorgan Chase) have yielded to pressure from anti-business activists, we are working to prevent other financial services companies from following suit. We will also be working to reverse earlier concessions.

In response to an activist campaign to pressure mutual fund managers to vote in favor of global warming resolutions offered at the May 25, 2005 ExxonMobil annual meeting, the Fund’s managers urged mutual fund managers to vote against the resolutions. Both global warming resolutions were eventually defeated by margins of 89.7% to 10.3% and 71.6% to 28.4%.

The Future

We are optimistic toward the stock market and its long-term potential. We believe that a core investment for most investors is a diversified portfolio that performs with the market. It’s important to maintain a long-term perspective when evaluating investment performance.

Although anti-business activists have had a tremendous head start and are supported by a well-financed network of mutual funds, pension funds, foundations, non-governmental organizations and street-level activists, we are confident that the Fund’s voice can and will be heard by corporate managements.

We appreciate the support, confidence and trust that you have placed in the Free Enterprise Action Fund. If you have any questions about your account, please call us at 1-800-766-3960.

Thomas J. Borelli
Action Fund Management, LLC
Steven J. Milloy
Action Fund Management, LLC

(1)	The S&P 500 Index consists of 500 common stocks chosen for market size, liquidity, and industry representation, among other factors and is a measure of the U.S. stock market as a whole. The S&P 500 Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment advisory and administration fees, or a deduction of taxes.

FREE ENTERPRISE ACTION FUND

Schedule of Portfolio Investments
June 30, 2005
(Unaudited)

	Shares	Value

Common Stock — 86.0%
Advertising — 0.2%

Interpublic Group of Companies, Inc.*	157	$1,912

Omnicom Group, Inc.	60	4,792

		6,704

Aerospace & Defense — 1.6%

Boeing Co.	257	16,962

General Dynamics Corp.	69	7,558

Lockheed Martin Corp.	146	9,471

Northrop Grumman Corp.	121	6,685

Raytheon Co.	151	5,907

Rockwell Collins, Inc.	60	2,861

United Technologies Corp.	346	17,768

		67,212

Agricultural Operations — 0.2%

Archer-Daniels-Midland Co.	234	5,003

Monsanto Co.	86	5,407

		10,410

Airlines — 0.1%

Southwest Airlines Co.	274	3,817

Apparel/ Footwear — 0.6%

Coach, Inc.*	132	4,431

Gap, Inc.	304	6,004

Jones Apparel Group, Inc.	51	1,583

Limited Brands, Inc.	147	3,149

Liz Claiborne, Inc.	40	1,590

Nike, Inc. — Class B	91	7,881

V.F. Corp.	35	2,003

		26,641

Automotive — 0.7%

AutoNation, Inc.*	105	2,155

AutoZone, Inc.*	25	2,312

Ford Motor Co.	671	6,871

General Motors Corp.	205	6,969

Genuine Parts Co.	64	2,630

Johnson Controls, Inc.	68	3,830

PACCAR, Inc.	57	3,876

		28,643

Banks — 5.8%

AmSouth Bancorporation	132	3,432

Bank of America Corp.	1,360	62,029

Bank of New York Company, Inc.	268	7,713

BB&T Corp.	198	7,914

Comerica, Inc.	65	3,757

Fifth Third Bankcorp	215	8,860

KeyCorp	145	4,807

M&T Bank Corp.	44	4,627

Marshall & Ilsley Corp.	91	4,045

Mellon Financial Corp.	151	4,332

National City Corp.	238	8,121

North Fork Bancorporation, Inc.	180	5,056

Northern Trust Corp.	86	3,921

PNC Financial Services Group, Inc.	105	5,718

Regions Financial Corp.	170	5,760

State Street Corp.	126	6,080

SunTrust Banks, Inc.	127	9,174

Synovus Financial Corp.	121	3,469

U.S. Bancorp	645	18,834

Wachovia Corp.	565	28,024

Wells Fargo & Co.	587	36,147

		241,820

Biotechnology — 1.2%

Amgen, Inc.*	435	26,299

Biogen Idec, Inc.*	182	6,270

Chiron Corp.*	68	2,373

Genzyme Corp.*	89	5,348

Gilead Sciences, Inc.*	146	6,423

MedImmune, Inc.*	90	2,405

		49,118

Brewery — 0.5%

Anheuser-Busch Companies, Inc.	283	12,947

Molson Coors Brewing Co.	101	6,262

		19,209

Brokerage Services — 4.7%

Bear Stearns Companies, Inc.	40	4,158

Charles Schwab Corp.	508	5,730

Citigroup, Inc.	1,792	82,845

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)

	Shares	Value

Common Stocks — (continued)
Brokerage Services — (continued)

Goldman Sachs Group, Inc.	161	$16,425

JPMorgan Chase & Co.	1,220	43,090

Lehman Brothers Holdings, Inc.	93	9,233

Merrill Lynch & Company, Inc.	321	17,658

Morgan Stanley	375	19,676

		198,815

Building Materials — 0.2%

American Standard Companies, Inc.	68	2,851

Masco Corp.	169	5,367

Vulcan Materials Co.	35	2,275

		10,493

Casino Services — 0.1%

Harrah’s Entertainment, Inc.	36	2,595

International Game Technology, Inc.	129	3,631

		6,226

Chemicals — 1.0%

Dow Chemical Co.	295	13,136

E.I. du Pont de Nemours & Co.	302	12,989

Eastman Chemical Co.	29	1,599

Ecolab, Inc.	99	3,204

International Flavors & Fragrances, Inc.	42	1,521

PPG Industries, Inc.	60	3,766

Rohm & Haas Co.	73	3,383

Sigma-Aldrich Corp.	28	1,569

		41,167

Commercial Services — 0.5%

Cendant Corp.	377	8,433

Cintas Corp.	65	2,509

Moody’s Corp.	104	4,676

Paychex, Inc.	120	3,905

		19,523

Computer Software & Services — 4.2%

Adobe Systems, Inc.	150	4,293

Affiliated Computer Services, Inc.*	46	2,351

Autodesk, Inc.	83	2,853

Automatic Data Processing, Inc.	203	8,520

Computer Associates International, Inc.	209	5,743

Electronic Arts, Inc.*	104	5,887

First Data Corp.	275	11,039

Fiserv, Inc.*	72	3,092

Intuit, Inc.*	64	2,887

Mercury Interactive Corp.*	28	1,074

Microsoft Corp.	3,809	94,616

Oracle Corp.*	1,796	23,707

Siebel Systems, Inc.*	197	1,753

SunGard Data Systems, Inc.*	106	3,728

Veritas Software Corp.*	161	3,928

		175,471

Computers & Peripherals — 4.4%

Apple Computer, Inc.*	246	9,055

Cisco Systems, Inc.*	2,245	42,903

Computer Sciences Corp.*	76	3,321

Dell, Inc.*	861	34,018

Electronic Data Systems Corp.	184	3,542

EMC Corp.*	816	11,187

Hewlett-Packard Co.	977	22,969

IBM Corp.	565	41,924

Lexmark International, Inc. — Class A*	49	3,177

NCR Corp.*	62	2,177

Network Appliance, Inc.*	131	3,703

Sun Microsystems, Inc.*	1,180	4,401

Symbol Technologies, Inc.	105	1,036

		183,413

Consumer Products — 2.2%

Avon Products, Inc.	173	6,548

Colgate-Palmolive Co.	183	9,134

Fortune Brands, Inc.	53	4,706

Gillette Co.	335	16,961

Kimberly-Clark Corp.	169	10,578

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)

	Shares	Value

Common Stocks — (continued)
Consumer Products — (continued)

Newell Rubbermaid, Inc.	93	$2,217

Procter & Gamble Co.	843	44,468

		94,612

Containers — 0.1%

Ball Corp.	39	1,402

Sealed Air Corp.*	32	1,594

		2,996

Cruise Lines — 0.3%

Carnival Corp.	225	12,274

Diversified Manufacturing Operations — 5.0%

3M Co.	262	18,943

Cooper Industries Ltd. — Class A	35	2,237

Danaher Corp.	105	5,496

Dover Corp.	72	2,619

Eaton Corp.	50	2,995

General Electric Co.	3,591	124,429

Honeywell International, Inc.	276	10,110

Illinois Tool Works, Inc.	96	7,649

Ingersoll-Rand Company Ltd. — Class A	54	3,853

ITT Industries, Inc.	32	3,124

Leggett & Platt, Inc.	73	1,940

Parker Hannifin Corp.	42	2,604

Textron, Inc.	45	3,413

Tyco International Ltd.	685	20,002

		209,414

Electronics — 0.7%

Agilent Technologies, Inc.*	160	3,683

Emerson Electric Co.	149	9,333

Jabil Circuit, Inc.*	64	1,967

L-3 Communications Holdings, Inc.	39	2,987

Molex, Inc.	79	2,057

Rockwell Automation, Inc.	65	3,166

Sanmina-SCI Corp.*	226	1,236

Solectron Corp.*	332	1,258

W.W. Grainger, Inc.	32	1,753

		27,440

Financial Services — 2.8%

AMBAC Financial Group, Inc.	43	3,000

American Express Co.	438	23,314

Capital One Financial Corp.	87	6,961

CIT Group, Inc.	83	3,567

Countrywide Financial Corp.	223	8,610

Fannie Mae	372	21,725

Franklin Resources, Inc.	83	6,389

Freddie Mac	251	16,373

H&R Block, Inc.	54	3,151

MBIA, Inc.	57	3,381

MBNA Corp.	461	12,060

SLM Corp.	158	8,026

T. Rowe Price Group, Inc.	47	2,942

		119,499

Food & Beverages — 2.6%

Campbell Soup Co.	161	4,954

Coca-Cola Co.	779	32,524

Coca-Cola Enterprises, Inc.	176	3,874

ConAgra Foods, Inc.	189	4,377

General Mills, Inc.	136	6,363

H.J. Heinz Co.	132	4,675

Hershey Foods Corp.	83	5,154

Kellogg Co.	153	6,799

PepsiCo, Inc.	571	30,794

Sara Lee Corp.	302	5,983

Wm. Wrigley Jr. Co.	83	5,714

		111,211

Food Distributors, Supermarkets & Wholesalers — 0.4%

Kroger Co.*	256	4,872

Safeway, Inc.*	187	4,224

Sysco Corp.	227	8,215

		17,311

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)

	Shares	Value

Common Stocks — (continued)
Forest Products & Paper — 0.4%

Georgia-Pacific Corp.	88	$2,798

International Paper Co.	172	5,196

MeadWestvaco Corp.	65	1,823

Temple Inland, Inc.	34	1,263

Weyerhaeuser Co.	80	5,092

		16,172

Healthcare — 1.6%

Aetna, Inc.	86	7,123

Caremark Rx, Inc.*	157	6,990

Express Scripts, Inc.*	54	2,699

Humana, Inc.*	64	2,543

McKesson Corp.	98	4,389

Medco Health Solutions, Inc.*	95	5,069

UnitedHealth Group, Inc.	434	22,628

WellPoint, Inc.*	204	14,207

		65,648

Homebuilders — 0.2%

Centex Corp.	44	3,109

KB Home	34	2,592

Pulte Homes, Inc.	41	3,455

		9,156

Hospitals — 0.2%

HCA, Inc.	136	7,707

Health Management Associates, Inc. — Class A	93	2,435

		10,142

Hotels & Motels — 0.3%

Hilton Hotels Corp.	146	3,482

Marriott International, Inc. — Class A	76	5,184

Starwood Hotels & Resorts Worldwide, Inc.	73	4,276

		12,942

Household Appliances — 0.0%

Whirlpool Corp.	27	1,893

Industrial Gases — 0.2%

Air Products & Chemicals, Inc.	73	4,402

Praxair, Inc.	110	5,126

		9,528

Instruments — Scientific — 0.1%

Fisher Scientific International, Inc.*	47	3,051

Waters Corp.*	44	1,635

		4,686

Insurance — 3.8%

ACE Ltd.	98	4,395

AFLAC, Inc.	184	7,964

Allstate Corp.	227	13,562

American International Group, Inc.	894	51,940

Aon Corp.	124	3,105

Chubb Corp.	65	5,565

CIGNA Corp.	44	4,709

Cincinnati Financial Corp.	68	2,690

Hartford Financial Services Group, Inc.	97	7,254

Lincoln National Corp.	64	3,003

Loews Corp.	61	4,728

Marsh & McLennan Companies, Inc.	198	5,485

MetLife, Inc.	254	11,415

Principal Financial Group, Inc.	115	4,819

Progressive Corp.	68	6,719

Prudential Financial, Inc.	168	11,031

St. Paul Travelers Companies, Inc.	234	9,250

XL Capital Ltd. — Class A	50	3,721

		161,355

Internet Business Services — 0.4%

eBay, Inc.*	420	13,864

Symantec Corp.*	228	4,957

		18,821

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)

	Shares	Value

Common Stocks — (continued)
Machinery — 0.4%

Caterpillar, Inc.	109	$10,388

Deere & Co.	87	5,698

		16,086

Medical — Drugs — 4.3%

Abbott Laboratories	522	25,583

Allergan, Inc.	49	4,177

Bristol-Myers Squibb Co.	635	15,862

Eli Lilly & Co.	375	20,891

Forest Laboratories, Inc.*	125	4,856

Merck & Company, Inc.	669	20,605

Pfizer, Inc.	2,248	62,000

Schering-Plough Corp.	502	9,568

Wyeth	435	19,358

		182,900

Medical Information Systems — 0.1%

IMS Health, Inc.	87	2,155

Medical Labs & Testing Services — 0.2%

Laboratory Corporation of America Holdings*	53	2,645

Quest Diagnostics, Inc.	72	3,835

		6,480

Medical Products — 3.6%

AmerisourceBergen Corp.	40	2,766

Baxter International, Inc.	209	7,754

Becton Dickinson & Co.	86	4,512

Biomet, Inc.	95	3,291

Boston Scientific Corp.*	339	9,153

C.R. Bard, Inc.	43	2,860

Cardinal Health, Inc.	153	8,810

Guidant Corp.	109	7,336

Johnson & Johnson	974	63,309

Medtronic, Inc.	406	21,027

St. Jude Medical, Inc.*	132	5,757

Stryker Corp.	149	7,086

Zimmer Holdings, Inc.*	86	6,551

		150,212

Metals & Mining — 0.4%

Alcoa, Inc.	279	7,291

Freeport-McMoRan Copper & Gold, Inc. — Class B	60	2,246

Newmont Mining Corp.	149	5,815

Phelps Dodge Corp.	31	2,868

		18,220

Motorcycles — 0.1%

Harley-Davidson, Inc.	99	4,910

Multimedia — 2.6%

Clear Channel Communications, Inc.	195	6,031

Comcast Corp. — Class A*	717	22,012

News Corp. — Class A	872	14,109

Time Warner, Inc.*	1,587	26,519

Univision Communications, Inc. — Class A*	108	2,975

Viacom, Inc. — Class B	603	19,308

Walt Disney Co.	693	17,450

		108,404

Newspapers — 0.3%

Gannett Company, Inc.	87	6,188

Knight-Ridder, Inc.	31	1,902

New York Times Co. — Class A	57	1,776

Tribune Co.	112	3,940

		13,806

Non-Hazardous Waste Disposal — 0.1%

Waste Management, Inc.	195	5,526

Office Equipment & Supplies — 0.4%

Avery Dennison Corp.	41	2,171

Office Depot, Inc.*	106	2,421

Pitney Bowes, Inc.	77	3,353

Staples, Inc.	274	5,842

Xerox Corp.*	343	4,730

		18,517

Oil & Gas — 6.5%

Anadarko Petroleum Corp.	78	6,408

Apache Corp.	102	6,589

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)

	Shares	Value

Common Stocks — (continued)
Oil & Gas — (continued)

Baker Hughes, Inc.	114	$5,832

BJ Services Co.	62	3,254

Burlington Resources, Inc.	124	6,850

ChevronTexaco Corp.	646	36,124

ConocoPhillips	404	23,226

Devon Energy Corp.	151	7,653

EOG Resources, Inc.	75	4,260

Exxon Mobil Corp.	1,838	105,629

Halliburton Co.	172	8,225

Kerr-McGee Corp.	49	3,739

Marathon Oil Corp.	102	5,444

Nabors Industries Ltd.*	54	3,273

Occidental Petroleum Corp.	113	8,693

Schlumberger Ltd.	180	13,669

Transocean, Inc.*	112	6,045

Unocal Corp.	78	5,074

Valero Energy Corp.	75	5,933

XTO Energy, Inc.	114	3,875

		269,795

Paints & Coatings — 0.1%

Sherwin-Williams Co.	54	2,543

Photo Equipment & Supplies — 0.1%

Eastman Kodak Co.	106	2,846

Pipelines — 0.2%

Kinder Morgan, Inc.	43	3,578

Williams Companies, Inc.	205	3,895

		7,473

Printing & Publishing — 0.2%

McGraw-Hill Companies, Inc.	130	5,752

R.R. Donnelley & Sons Co.	88	3,037

		8,789

Railroads — 0.4%

Burlington Northern Santa Fe Corp.	120	5,649

CSX Corp.	75	3,200

Norfolk Southern Corp.	138	4,272

Union Pacific Corp.	86	5,573

		18,694

Real Estate Investment Trusts — 0.3%

Equity Office Properties Trust	137	4,535

Equity Residential	102	3,756

Simon Property Group, Inc.	79	5,726

		14,017

Restaurants — 0.6%

McDonald’s Corp.	405	11,240

Starbucks Corp.*	140	7,232

Wendy’s International, Inc.	45	2,144

Yum! Brands, Inc.	92	4,791

		25,407

Retail — 4.9%

Bed Bath & Beyond, Inc.*	112	4,679

Best Buy Company, Inc.	117	8,020

Costco Wholesale Corp.	175	7,844

CVS Corp.	256	7,442

Dollar General Corp.	109	2,219

Family Dollar Stores, Inc.	62	1,618

Federated Department Stores, Inc.	57	4,177

Home Depot, Inc.	764	29,720

J.C. Penney Company, Inc.	95	4,995

Kohl’s Corp.*	109	6,094

Lowe’s Companies, Inc.	258	15,021

May Department Stores Co.	98	3,936

Nordstrom, Inc.	45	3,059

RadioShack Corp.	72	1,668

Target Corp.	291	15,833

Tiffany & Co.	55	1,802

TJX Companies, Inc.	172	4,188

Toys “R” Us, Inc.*	73	1,933

Wal-Mart Stores, Inc.	1,412	68,058

Walgreen Co.	342	15,729

		208,035

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)

	Shares	Value

Common Stocks — (continued)
Savings & Loans — 0.5%

Golden West Financial Corp.	114	$7,339

Sovereign Bancorp, Inc.	147	3,284

Washington Mutual, Inc.	291	11,841

		22,464

Schools — 0.1%

Apollo Group, Inc. — Class A*	68	5,319

Semiconductors — 2.7%

Advanced Micro Devices, Inc.*	138	2,393

Altera Corp.*	117	2,319

Analog Devices, Inc.	124	4,626

Applied Materials, Inc.*	557	9,012

Broadcom Corp. — Class A*	110	3,906

Freescale Semiconductor, Inc. — Class B*	126	2,669

Intel Corp.	1,958	51,024

KLA-Tencor Corp.*	65	2,841

Linear Technology Corp.	108	3,963

Maxim Integrated Products, Inc.	108	4,127

Micron Technology, Inc.*	216	2,205

National Semiconductor Corp.	102	2,247

Novellus Systems, Inc.*	46	1,137

NVIDIA Corp.*	61	1,630

QLogic Corp.*	32	988

Teradyne, Inc.*	83	994

Texas Instruments, Inc.	523	14,680

Xilinx, Inc.	115	2,933

		113,694

Staffing — 0.0%

Robert Half International, Inc.	72	1,798

Steel — 0.1%

Nucor Corp.	53	2,418

United States Steel Corp.	35	1,203

		3,621

Telecommunications — 2.9%

ALLTEL Corp.	102	6,353

AT&T Corp.	279	5,312

Avaya, Inc.*	172	1,431

BellSouth Corp.	639	16,978

Comverse Technology, Inc.*	71	1,679

Corning, Inc.*	463	7,695

Lucent Technologies, Inc.*	1,586	4,615

Qwest Communications International, Inc.*	732	2,716

SBC Communications, Inc.	1,105	26,244

Scientific-Atlanta, Inc.	55	1,830

Sprint Corp.	506	12,696

Tellabs, Inc.*	183	1,592

Verizon Communications, Inc.	923	31,889

		121,030

Tobacco — 1.2%

Altria Group, Inc.	671	43,387

Reynolds American, Inc.	54	4,255

UST, Inc.	54	2,466

		50,108

Tools — Hand Held — 0.1%

Black & Decker Corp.	29	2,606

Stanley Works	36	1,639

		4,245

Toys — 0.1%

Mattel, Inc.	135	2,471

Transportation Services — 0.8%

FedEx Corp.	101	8,182

United Parcel Service, Inc. — Class B	368	25,451

		33,633

Travel Services — 0.0%

Sabre Holdings Corp. — Class A	61	1,217

Utilities — Electric — 2.8%

AES Corp.*	186	3,047

Ameren Corp.	68	3,760

American Electric Power Company, Inc.	147	5,420

Cinergy Corp.	69	3,093

Consolidated Edison, Inc.	91	4,262

Constellation Energy Group	61	3,519

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)

	Shares	Value

Common Stocks — (continued)
Utilities — Electric — (continued)

Dominion Resources, Inc.	110	$8,073

DTE Energy Co.	61	2,853

Duke Energy Corp.	319	9,484

Edison International	108	4,379

Entergy Corp.	76	5,742

Exelon Corp.	225	11,549

FirstEnergy Corp.	112	5,388

FPL Group, Inc.	124	5,215

NiSource, Inc.	106	2,621

PG&E Corp.	140	5,256

Pinnacle West Capital Corp.	31	1,378

PPL Corp.	72	4,275

Progress Energy, Inc.	92	4,162

Public Service Enterprise Group, Inc.	79	4,805

Southern Co.	268	9,292

TECO Energy, Inc.	80	1,513

TXU Corp.	75	6,232

Xcel Energy, Inc.	156	3,045

		118,363

Utilities — Natural Gas — 0.1%

KeySpan Corp.	60	2,442

Sempra Energy	77	3,181

		5,623

Web Portals/ ISP — 0.4%

Yahoo!, Inc.*	501	17,360

Wireless Communications — 1.1%

Motorola, Inc.	850	15,521

Nextel Communications, Inc. — Class A*	371	11,987

QUALCOMM, Inc.	564	18,618

		46,126

Total Common Stocks (Cost $3,702,322)		3,625,669

Short-Term Investments — 5.1%
Money Market Mutual Fund — 5.1%

Huntington Money Market Fund	213,935	213,935

Total Short-Term Investments (Cost $213,935)		213,935

	Contracts	Value

Options — 0.1%

S&P 500 Call Option expiring July 2005 @ $122	309	4,635

Total Options (Cost $23,639)		4,635

Total Investments (Cost $3,939,896)(a) — 91.2%		3,844,239

Other Assets in Excess of Liabilities — 8.8%		371,535

Net Assets — 100.0%		$4,215,774

(a)	Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$90,153

Unrealized depreciation	(185,810)

Net unrealized depreciation	$(95,657)

*	Represents non-income producing securities.

Call Options Written

	Contracts	Value

S&P 500 Call Option expiring July 2005 @ $121	309	$9,270

Total Call Options Written (premiums received $33,527)		$9,270

See notes to financial statements.

FREE ENTERPRISE ACTION FUND

Statement of Assets and Liabilities
June 30, 2005
(Unaudited)

Assets:

Investments in securities, at value (cost $3,939,896)	$3,844,239

Cash	255,508

Dividends receivable	4,766

Receivable from Adviser	63,446

Deposits with broker for call options written	60,572

Prepaid expenses	17,497

Total Assets	4,246,028

Liabilities:

Call options written (premiums received $33,527)	9,270

Other accrued expenses	20,984

Total Liabilities	30,254

Net Assets	$4,215,774

Net Assets Consist of:

Capital	$4,284,445

Accumulated net investment income	(4,926)

Accumulated net realized gain on investments	7,655

Net unrealized depreciation on investments	(71,400)

Net Assets	$4,215,774

Shares Outstanding	428,369

Net Asset Value — Offering and Redemption Price per Share	$9.84

See notes to financial statements.

FREE ENTERPRISE ACTION FUND

Statement of Operations
Period Ended June 30, 2005(a)
(Unaudited)

Investment Income:

Dividends	$21,651

Total Investment Income	21,651

Expenses:

Investment advisory fees	16,498

Administration fees	15,243

Accounting fees	17,203

Audit fees	6,993

Legal fees	20,419

Registration and filing fees	7,214

Shareholder reports	10,912

Transfer agent fees	15,042

Trustees’ fees	3,000

Other fees	12,829

Total Expenses	125,353

Expenses waived by the Adviser	(16,498)

Expenses reimbursed	(82,278)

Net Expenses	26,577

Net Investment Loss	(4,926)

Realized and Unrealized Gain/(Loss) on Investments:

Net realized gain on investment transactions and option contracts	7,655

Change in unrealized appreciation/(depreciation) on investments and option contracts	(71,400)

Net realized and unrealized loss on investments	(63,745)

Change in Net Assets Resulting from Operations	$(68,671)

(a)	From the commencement of operations on March 1, 2005 to June 30, 2005.

See notes to financial statements.

FREE ENTERPRISE ACTION FUND

Statement of Changes in Net Assets
(Unaudited)

Period Ended
June 30, 2005(a)

Change in Net Assets:

Operations:

Net investment loss	$(4,926)

Net realized gain on investment transactions and option contracts	7,655

Change in unrealized appreciation/(depreciation) on investments and option contracts	(71,400)

Change in net assets from operations	(68,671)

Capital Transactions:

Proceeds from shares issued	4,284,445

Change in net assets from capital transactions	4,284,445

Change in Net Assets	4,215,774

Net Assets:

Beginning of period	—

End of period	$4,215,774

Accumulated Net Investment Income	$(4,926)

Share Transactions:

Issued	428,369

Change in fund shares	428,369

(a)	From the commencement of operations on March 1, 2005 to June 30, 2005.

See notes to financial statements.

FREE ENTERPRISE ACTION FUND

Financial Highlights

	March 1, 2005(c)
(For a share outstanding throughout the period indicated)	to June 30, 2005

	(Unaudited)

Net Asset Value, Beginning of Period	$10.00

Investment Activities:

Net investment loss	(0.01)

Net realized and unrealized loss on investments	(0.15)

Total from investment activities	(0.16)

Change in Net Asset Value per Share	(0.16)

Net Asset Value, End of Period	$9.84

Total Return	(1.60	%)(b)

Ratios/ Supplemental Data:

Net Assets at end of period (000’s omitted)	$4,216

Ratio of net expenses to average net assets	2.00	%(a)

Ratio of total expenses to average net assets*	9.43	%(a)

Ratio of net investment loss to average net assets	(0.37	%)(a)

Portfolio turnover rate	0%

(a)	Annualized.

(b)	Not annualized.

(c)	Commencement of operations.

*	During the period, certain fees were contractually reduced and/or reimbursed. If such contractual fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

See notes to financial statements.

FREE ENTERPRISE ACTION FUND

Notes To Financial Statements
(Unaudited)

1. Organization:

The Variable Insurance Funds (the “Trust”) was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company established as a Massachusetts business trust.

The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the Free Enterprise Action Fund (the “Fund”).

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss is remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles of the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation: Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/ NMS, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price, if applicable. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded. Investments for which there are no such quotations available, or for which available quotations appear to not accurately reflect their current value, are valued at fair value as determined in good faith under the supervision of the Board of Trustees pursuant to guidelines established by the Board of Trustees of the Trust. Investments in other open-ended investment companies are valued at net asset values as reported by those investment companies. Put and call options will be valued at their closing mid-price. Mid-price is the average of the sum of the closing bid and the closing ask prices.

Securities Transactions and Related Income: Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating the Fund’s daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by using the FIFO (First In, First Out) method.

Expenses: Expenses that are directly related to the Fund are charged directly to the Fund, while general Trust expenses are allocated to the Fund and other series of the Trust based on their relative net assets or another appropriate method.

Distributions to Shareholders: The Fund intends to declare and pay applicable dividends from net investment income and to make distributions of applicable net realized capital gains, if any, on an annual basis. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These ”book/tax” differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent these differences exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

FREE ENTERPRISE ACTION FUND
Notes to the Financial Statements, continued
(Unaudited)

Options: The Fund may employ various types of options arrangements. The Fund may engage in the writing of covered call options and put options. A call option gives the purchaser the right to buy, and the writer the obligation to sell the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. A put option gives the purchaser the right to sell, and the writer the obligation to buy the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security.

Transactions in options written for the period ended June 30, 2005 were as follows:

	Number of	Premiums
	Contracts	Received

Options at beginning of period	0	$0

Options written	1,545	163,200

Options terminated in closing purchase transactions	1,236	129,673

Options expired	0	0

Options exercised	0	0

Options outstanding at June 30, 2005	309	$33,527

Federal Income Taxes: It is the intention of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3. Purchases and Sales of Securities:

The aggregate purchases and sales of portfolio securities (excluding short-term and U.S. government obligation securities) for the period ended June 30, 2005, were as follows:

Purchases	Sales

$3,705,916	$3,492

4. Related Party Transactions:

Action Fund Management, LLC (“AFM” or the “Adviser”) provides investment advisory services to the Fund. Under the terms of the investment advisory agreement, the Adviser is entitled to receive a fee computed daily and paid monthly at the annual rate of 1.25% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive all or a portion of its fees and reimburse certain expenses for the Fund through April 30, 2006 to the extent that expenses exceed 2.00% of the average daily net assets of the Fund. Under the terms of this agreement, the Adviser may request and receive reimbursement of the investment advisory fees waived and other expenses reimbursed by it at a later date not to exceed three years from the period ending April 30 in which they were taken. Such reimbursement shall be made monthly, but only if the operating expenses of the Fund are at an annualized rate less than the expense limit for the payments made through the period ended December 31. As of the period ended June 30, 2005, the reimbursement that may potentially be made by the Fund is as follows:

Expires 2008

$98,776

FREE ENTERPRISE ACTION FUND
Notes to the Financial Statements, continued
(Unaudited)

Thinkorswim Advisors, Inc. (“TOS” or the “Sub-adviser”) serves as the investment sub-adviser to the Fund pursuant to an Investment Subadvisory Agreement entered into between the Sub-adviser and the Adviser. The Sub-adviser assists the Adviser in making day-to-day investment decisions for the Fund, subject to the general supervision of the Adviser, the Fund’s Board of Trustees, and in accordance with the investment objectives, policies, and restrictions of the Fund. The Sub-adviser conducts all research relating to potential options positions for the Fund, makes recommendations to the Adviser, and assists the Adviser in making investment decisions with respect to all options trading.

For its services and expenses incurred under the Investment Subadvisory Agreement, the Sub-adviser is entitled to a fee payable by the Adviser. The fee is computed daily and paid monthly at an annual rate of 0.35% of the Fund’s average daily net assets or such lower fees as may be agreed upon in writing by the Adviser and Sub-adviser; provided that if the Adviser waives some or all of its investment advisory fee, the Sub-adviser shall waive its fee so that it shall receive no more than seventy percent (70%) of the net investment advisory fee paid to the Adviser.

BISYS Fund Services Ohio, Inc. (“BISYS Ohio”) with which certain officers and trustees of the Trust are affiliated, serves the Trust as Fund Accountant, Administrator and Transfer Agent. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the Fund Accounting Agreement, BISYS Ohio receives a fee from the Trust based upon a tiered fee structure, subject to a minimum fee of $37,500 per annum, plus applicable out-of-pocket charges. Under the Administration Agreement, BISYS Ohio receives a fee from the Trust based upon a tiered fee structure, subject to a minimum fee of $45,000 per annum. Under the Transfer Agent Agreement, BISYS Ohio receives additional fees, which are payable monthly. BISYS Fund Services Limited Partnership (“BISYS”) serves, without compensation, as principal underwriter and distributor of the Fund’s shares. BISYS Ohio also provides an employee to serve the Trust as Chief Compliance Officer for which BISYS Ohio receives compensation and reimbursement from the Trust for out-of-pocket expenses as approved by the Trust’s Board of Trustees. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

Huntington National Bank serves as the Fund’s custodian and receives a fee equal to an annual minimum of $3,600 plus transaction charges and other expenses.

FREE ENTERPRISE ACTION FUND

Supplemental Information (unaudited)

1. Expense Examples

As a shareholder of the Fund, you incur ongoing costs, which include investment advisory fees, administration fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005 through June 30, 2005.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Beginning	Ending	Expenses Paid	Expense Ratio
Account Value	Account Value	During Period*	During Period
3/1/05	6/30/05	3/1/05-6/30/05	3/1/05-6/30/05**

$1,000.00	$984.00	$6.63	2.00%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. However, you may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if applicable. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning	Ending	Expenses Paid	Expense Ratio
Account Value	Account Value	During Period*	During Period
3/1/05	6/30/05	3/1/05-6/30/05	3/1/05-6/30/05**

$1,000.00	$1,010.03	$6.72	2.00%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the period (122) divided by the number of days in the fiscal year (365).

**	Absent waiver of fees and/or reimbursement of expenses during the period, expenses would have been higher and ending account values would have been lower.

2. Sector Diversification (as a percentage of total investments)***

As of 6/30/2005

Business Services	3.5%

Consumer Goods	8.8%

Consumer Services	8.5%

Energy	7.2%

Financial Services	19.5%

Hardware	9.3%

Healthcare	12.3%

Industrial Materials	11.3%

Media	3.8%

Software	3.9%

Telecommunications	3.0%

Utilities	3.2%

Options	0.1%

Short Term Investments	5.6%

100%

***	The Fund’s composition is subject to change.

(This Page Intentionally Left Blank)

Item 2. Code of Ethics.
Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.
Not applicable.
The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.
If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.
During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.
Item 3. Audit Committee Financial Expert.
(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:
(i) Has at least one audit committee financial expert serving on its audit committee; or
(ii) Does not have an audit committee financial expert serving on its audit committee.
(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:
(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or
(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-
2(a)(19)).
(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
          (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.
          (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

          (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
          (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
          (e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
                 2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
          (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.
          (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.
          (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.
Not applicable.
Item 6. Schedule of Investments.
File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.
Not applicable.
Item 11. Controls and Procedures.
          (a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
          (b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
          (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.
          (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.
Not applicable.
          (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
          (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.
Not applicable.
          (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.
Certifications pursuant to Rule 30a-2(b) are furnished herewith.
SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)      Variable Insurance Funds
By (Signature and Title)            /s/ Steven D. Pierce                                                        Steven D. Pierce, Treasurer
Date      September 1, 2005
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)           /s/ Walter B. Grimm                                                        Walter B. Grimm, President
Date      September 1, 2005
By (Signature and Title)           /s/ Steven D. Pierce                                                 Steven D. Pierce, Treasurer
Date      September 1, 2005